Cash and Cash Equivalents, Investments and Fair Value Measurements - Fair Value Hierarchy of Company's Marketable Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Dec. 30, 2012 Money market funds [Member]	Jan. 01, 2012 Money market funds [Member]	Sep. 29, 2013 Certificates of deposit [Member]	Dec. 30, 2012 Certificates of deposit [Member]	Dec. 30, 2012 Level 1 [Member]	Dec. 30, 2012 Level 1 [Member] Money market funds [Member]	Jan. 01, 2012 Level 1 [Member] Money market funds [Member]	Sep. 29, 2013 Level 1 [Member] Certificates of deposit [Member]	Dec. 30, 2012 Level 2 [Member]	Sep. 29, 2013 Level 2 [Member] Certificates of deposit [Member]	Dec. 30, 2012 Level 2 [Member] Certificates of deposit [Member]	Dec. 30, 2012 Level 3 [Member]	Dec. 30, 2012 Level 3 [Member] Money market funds [Member]	Sep. 29, 2013 Level 3 [Member] Certificates of deposit [Member]	Dec. 30, 2012 Level 3 [Member] Certificates of deposit [Member]
Cash and Cash Equivalents [Line Items]
Fair value of marketable securities	$ 4,791	$ 2,006	$ 12,000	$ 3,506	$ 2,785	$ 2,006	$ 2,006	$ 12,000		$ 2,785	$ 3,506	$ 2,785